CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 121,745	$ 307,531
Prepaid expenses and advances		2,699	9,376
Due from optionee	[1]	18,409	12,811
Advance to related party	[2]	72,084	22,323
Sales tax receivables		4,213	3,627
Other receivables		13,559	10,713
Current assets		232,709	366,381
Non-current assets
Property deposits	[3]	0	1,446
Tax deposits	[3]	41,201	41,201
Exploration and evaluation assets	[1]	167,920	167,920
Equipment	[4]	854	2,602
Investment in PorMining	[1]	765	765
Advance to Akkerman Finland OY	[5]	282,400	282,400
Investment in Akkerman Finland OY	[5]	230,963	258,532
Assets, Noncurrent		724,103	754,866
Total assets		956,812	1,121,247
Current liabilities
Accounts payable and accrued liabilities		52,396	100,930
Due to related parties	[2]	47,742	108,006
Current liabilities		100,138	208,936
Shareholders' equity
Share capital	[6]	10,990,255	10,990,255
Reserves	[7]	7,642,877	7,641,733
Deficit		(17,776,458)	(17,719,677)
Equity		856,674	912,311
Total shareholders' equity and liabilities		$ 956,812	$ 1,121,247

[1]	Note 5.
[2]	Note 9.
[3]	Note 6.
[4]	Note 4.
[5]	Note 7.
[6]	Note 8
[7]	Note 8.